Trade and Other Receivables and Prepayments (Tables)	12 Months Ended
Feb. 28, 2023
Trade and Other Receivables and Prepayments [Abstract]
Schedule of detailed information about trade and other receivables and prepayments
	As of February 28
Figures in Rand thousands	2023	2022

Amounts due from related parties	-	2,515
Trade receivables	485,740	448,212
Expected credit loss provision	(149,541)	(161,683)
	336,199	289,044
Other receivables
Deposits	11,811	6,386
Sundry debtors	24,739	9,131
Finance lease receivables	21,403	-
Subtotal	394,152	304,561

Prepayments	32,387	28,964
Other taxes	7,367	10,083
Total trade and other receivables and prepayments	433,906	343,608

Non-current	24,715	9,722
Current	409,191	333,886
	433,906	343,608

Schedule of reconciliation of the expected credit loss provision recognized with regard to trade and other receivables
	As of February 28
Figures in Rand thousands	2023	2022

At March 1	(161,683)	(101,066)
Allowance for expected credit losses, net	(87,541)	(88,482)
Amounts utilized	105,921	26,896
Translation adjustments	(6,238)	969
At February 28	(149,541)	(161,683)

Schedule of maturity analysis of the undiscounted lease payments to be received
As of February 28
Figures in Rand thousands	2023

Maturities analysis
– within one year	4,078
– within two to four years	14,525
– over four years	2,800
Present value of lease payments	21,403

Non-current asset	17,325
Current asset	4,078
21,403